Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the stock option activity (reflecting historical Stratasys, Inc. stock options with the addition of Objet stock options on the merger date and any subsequent grants by the Company) for the years ended December 31, 2012, 2011 and 2010 is as follows:

					Weighted
	Number				Average
	of Options	Per Share			Exercise
	Outstanding	Exercise Price			Price
Shares under option
at January 1, 2010	1,519,628	$8.27	-	$26.15	$14.08

Granted in 2010	305,000	18.26	-	33.06	18.50

Exercised in 2010	(456,200)	9.30	-	26.15	13.97

Forfeited in 2010	(46,900)	9.30	-	23.04	14.68

Repurchased in 2010	(138,878)	9.30	-	26.15	14.04

Shares under option
at December 31, 2010	1,182,650	8.27	-	33.06	15.16

Granted in 2011	325,000	21.08	-	25.95	25.42

Exercised in 2011	(423,783)	8.27	-	24.65	14.61

Expired in 2011	(3,000)	12.49	-	12.49	12.49

Forfeited in 2011	(43,600)	9.30	-	25.50	16.08

Shares under option
at December 31, 2011	1,037,267	9.30	-	33.06	18.59

Granted in 2012	336,750	46.87	-	46.87	46.87

Objet options from merger in 2012	3,286,909	2.21	-	15.64	6.10

Exercised in 2012	(1,322,047)	2.21	-	33.06	11.50

Forfeited in 2012	(22,962)	9.30	-	46.87	31.05

Shares under option
at December 31, 2012	3,315,917	$2.21	-	$46.87	$11.8

Schedule of Stock Options Exercisable [Table Text Block]

A summary of stock options exercisable at December 31, 2012, 2011 and 2010 is as follows:

					Weighted
	Number				Average
	of	Per Share			Exercise
	Shares	Exercise Price			Price
Options exercisable at
December 31, 2012	2,281,298	$2.21	-	$46.87	$7.32

Options exercisable at
December 31, 2011	210,520	$9.30	-	$26.15	$16.44

Options exercisable at
December 31, 2010	441,850	$8.27	-	$26.15	$14.95

Summary Information About Stock Options Outstanding [Table Text Block]

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
	Number	Weighted-		Number
	Outstanding	Average	Weighted-	Exercisable	Weighted-
	at	Remaining	Average	at	Average
Exercise	December 31,	Contractual	Exercise	December 31,	Exercise
Prices	2012	Life in Years	Price	2012	Price
$2.21 - $6.52	1,723,945	5.0	$3.49	1,621,794	$3.30
7.82 - 13.22	537,478	4.3	8.50	293,745	9.07
15.64 - 18.78	555,486	4.6	16.10	163,401	17.19
23.04 - 46.87	499,008	5.0	39.53	202,358	29.01
	3,315,917		11.84	2,281,298	7.32

Aggregate
intrinsic value	$226,509,751			$166,143,813

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

Stock-based compensation expenses included in the Company’s Statements of Operations were:

	2012	2011	2010
Cost of sales	$603	$-	$-
Research and development, net	960
Selling, general and administrative	7,311	1,587	1,242
Total stock-based compensation expenses	$8,874	$1,587	$1,242

Stock Options [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following assumptions were applied in determining the compensation cost:

	2012	2011	2010
Risk-free interest rate	0.8%	0.9% - 1.5%	2.3%
Expected option term	4.5 years	4.5 years	4.5 years
Expected price volitility	62%	55%	39%
Dividend yield	-	-	-
Weighted average grant date fair value	$22.36	$10.67	$6.13